Exhibit 99.1

NISSAN AUTO LEASE TRUST 2026-B

Servicer Report

Collection Period Start	1-Jul-26	Distribution Date	17-Aug-26
Collection Period End	31-Jul-26	30/360 Days	16
Beg. of Interest Period	29-Jul-26	Actual/360 Days	19
End of Interest Period	17-Aug-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,447,527,618.00	1,447,527,618.00	1,428,611,202.92	0.9869319
Total Securities		1,447,527,618.00	1,447,527,618.00	1,428,611,202.92	0.9869319
Class A-1 Notes	3.949000%	127,200,000.00	127,200,000.00	108,283,584.92	0.8512860
Class A-2a Notes	4.440000%	414,000,000.00	414,000,000.00	414,000,000.00	1.0000000
Class A-2b Notes	3.978070%	80,000,000.00	80,000,000.00	80,000,000.00	1.0000000
Class A-3 Notes	4.690000%	494,000,000.00	494,000,000.00	494,000,000.00	1.0000000
Class A-4 Notes	4.780000%	84,800,000.00	84,800,000.00	84,800,000.00	1.0000000
Class B Notes	4.870000%	49,940,000.00	49,940,000.00	49,940,000.00	1.0000000
Class C Notes	5.080000%	39,800,000.00	39,800,000.00	39,800,000.00	1.0000000
Certificates	0.000000%	157,787,618.00	157,787,618.00	157,787,618.00	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,916,415.08	265,109.53	148.7139550	2.0841944
Class A-2a Notes	0.00	816,960.00	0.0000000	1.9733333
Class A-2b Notes	0.00	167,962.96	0.0000000	2.0995370
Class A-3 Notes	0.00	1,029,715.56	0.0000000	2.0844445
Class A-4 Notes	0.00	180,152.89	0.0000000	2.1244445
Class B Notes	0.00	108,092.36	0.0000000	2.1644445
Class C Notes	0.00	89,859.56	0.0000000	2.2577779
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	18,916,415.08	2,657,852.86

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					16,420,013.99
Monthly Interest					9,659,613.00

Total Monthly Payments					26,079,626.99
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					1,793,934.16
Aggregate Sales Proceeds Advance					306,817.62

Total Advances					2,100,751.78
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					4,055,819.21
Excess Wear and Tear and Excess Mileage					1,555.07
Remaining Payoffs					0.00
Net Insurance Proceeds					1,490,293.69
Residual Value Surplus					6,545.00

Total Collections					33,734,591.74

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		141,655.00			5
Involuntary Repossession		—			—
Voluntary Repossession		98,263.00			4
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,476,331.35		50
Customer Payoff				94,729.18	3
Grounding Dealer Payoff				3,503,259.16	95
Dealer Purchase				64,214.10	1

Total		239,918.00	1,476,331.35	3,662,202.44	158

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	47,185	1,729,610,306.83	10.00000%	1,447,527,618.00
Total Depreciation Received		(18,828,091.48)		(13,626,404.82)
Principal Amount of Gross Losses	(58)	(2,044,550.74)		(1,740,980.14)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(4)	(124,343.09)		(105,167.04)
Scheduled Terminations	(112)	(4,077,586.30)		(3,443,863.08)

Pool Balance - End of Period	47,011	1,704,535,735.22		1,428,611,202.92
Remaining Pool Balance
Lease Payment				639,266,706.42
Residual Value				789,344,496.50

Total				1,428,611,202.92

III. DISTRIBUTIONS

Total Collections	33,734,591.74
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	33,734,591.74
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	0.00
3. Reimbursement of Sales Proceeds Advance	0.00
4. Servicing Fee:
Servicing Fee Due	1,206,273.02
Servicing Fee Paid	1,206,273.02
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,206,273.02

NISSAN AUTO LEASE TRUST 2026-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	265,109.53
Class A-1 Notes Monthly Interest Paid	265,109.53
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	816,960.00
Class A-2a Notes Monthly Interest Paid	816,960.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	167,962.96
Class A-2b Notes Monthly Interest Paid	167,962.96
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,029,715.56
Class A-3 Notes Monthly Interest Paid	1,029,715.56
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	180,152.89
Class A-4 Notes Monthly Interest Paid	180,152.89
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	108,092.36
Class B Notes Monthly Interest Paid	108,092.36
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	89,859.56
Class C Notes Monthly Interest Paid	89,859.56
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,657,852.86
Total Note and Certificate Monthly Interest Paid	2,657,852.86
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	29,870,465.86
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	18,916,415.08
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	18,916,415.08
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	10,954,050.78

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,790,110.47
Required Reserve Account Amount	9,408,929.52
Beginning Reserve Account Balance	5,790,110.47
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	5,790,110.47
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	10,954,050.78
Gross Reserve Account Balance	16,744,161.25
Remaining Available Collections Released to Seller	7,335,231.73
Total Ending Reserve Account Balance	9,408,929.52

NISSAN AUTO LEASE TRUST 2026-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			28.62
Monthly Prepayment Speed			56%
Lifetime Prepayment Speed			56%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,588,556.69
Securitization Value of Defaulted Receivables and Casualty Receivables		1,740,980.14	58
Aggregate Defaulted and Casualty Gain (Loss)		(152,423.45)
Pool Balance at Beginning of Collection Period		1,447,527,618.00
Net Loss Ratio
Current Collection Period		-0.0105%
Preceding Collection Period		0.0000%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		0.0105%	152,423.45

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.61%	8,795,706.93	288
61-90 Days Delinquent	0.01%	97,611.35	4
91-120 Days Delinquent	0.00%	0.00	0
More than 120 Days	0.00%	22,919.97	1

Total Delinquent Receivables:	0.61%	8,916,238.25	293

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.01%	0.01%
Preceding Collection Period		0.00%	0.00%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		724,823.45
Delinquency Percentage		0.05%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		141,655.00	5
Securitization Value		159,254.17	5

Aggregate Residual Value Surplus (Loss)		(17,599.17)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		141,655.00	5
Cumulative Securitization Value		159,254.17	5

Cumulative Residual Value Surplus (Loss)		(17,599.17)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			0.00
Reimbursement of Outstanding Advance			0.00
Additional Advances for current period			306,817.62

Ending Balance of Residual Advance			306,817.62

Beginning Balance of Payment Advance			0.00
Reimbursement of Outstanding Payment Advance			0.00
Additional Payment Advances for current period			1,793,934.16

Ending Balance of Payment Advance			1,793,934.16

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, the depositor, Nissan Auto Leasing LLC II (“NALL II”), a wholly owned subsidiary of Nissan Motor Acceptance Company LLC (“NMAC”), retained the issuing entity’s certificates, which represent 100% of the beneficial interest in the issuing entity. NMAC, as sponsor, intends to satisfy the requirements of the SEC’s credit risk retention rules (17 C.F.R. Part 246, “Regulation RR”) through the retention by the depositor of an “eligible horizontal residual interest” equal to at least 5% of the fair value of all notes and certificates issued by the issuing entity.

NMAC, the sponsor, determined that the combined fair value of the Notes and Certificates was $1,498,305,813.07 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $248,305,813.07, which is approximately 16.57% of the fair value of all Notes and Certificates issued by Nissan Auto Lease Trust 2026-B on the Closing Date.

NALL II may transfer all or a portion of the eligible horizontal residual interest to another majority-owned affiliate of NMAC on or after the closing date. Neither NALL II nor NMAC intends to sell, hedge, or otherwise mitigate the credit risk associated with the retained interest, except as permitted under Regulation RR.